DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	Assets		Liabilities		Net
	2023 US$’000	2022 US$’000	2023 US$’000	2022 US$’000	2023 US$’000	2022 US$’000
Property, plant and equipment	168	229	-	(5)	168	224
Intangible assets	-	-	(931)	(3,950)	(931)	(3,950)
Inventories	105	423	-	-	105	423
Provisions	558	2,194	-	-	558	2,194
Tax value of loss carry-forwards	1,030	1,254	-	-	1,030	1,254
Other items	114	118	(1,369)	(1,103)	(1,255)	(985)

Deferred tax assets/(liabilities)	1,975	4,218	(2,300)	(5,058)	(325)	(840)

Schedule of Unrecognised Deferred Tax Liabilities
	Balance January 1, 2023	Recognised in income	Recognised in discontinued operations	Balance December 31, 2023
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	224	(56)	-	168
Intangible assets	(3,950)	2,827	192	(931)
Inventories	423	(318)	-	105
Provisions	2,194	(1,636)	-	558
Tax value of loss carry-forwards	1,254	(224)	-	1,030
Other items	(985)	(270)	-	(1,255)

	(840)	323	192	(325)
	Balance January 1, 2022	Recognised in income	Recognised in discontinued operations	Balance December 31, 2022
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	466	(242)	-	224
Intangible assets	(3,969)	16	3	(3,950)
Inventories	620	(197)	-	423
Provisions	1,871	323	-	2,194
Tax value of loss carry-forwards	1,016	238	-	1,254
Other items	(761)	(224)	-	(985)

	(757)	(86)	3	(840)

Schedule of Deferred Tax Assets Not Recognised
	December 31, 2023	December 31, 2022
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	136,202	75,957
US alternative minimum tax credits	1,790	1,906
Other temporary timing differences	57,986	38,960
US state credit carryforwards	4,015	2,753

	208,286	127,869